NYSE Regulation

Received SEC

APR 29 2009

Washington, DC 20549

NYSE Regulation, Inc.
20 Broad Street
New York, NY 10005
nyseregulation.com

09010353

001-06523

VIA FACSIMILE AND U.S. MAIL
April 29, 2009

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: **Bank of America Corporation**
Issuer CIK: 0000070858
Issuer File Number: 001 -06523
Form 8-A Date: 4/28/2009

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on April 28, 2009) an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. ("Exchange"):

Strategic Accelerated Redemption Securities®,
Linked to the SPDR® Gold Trust, due May 3, 2011

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

Clinton Clark
Analyst, Corporate Compliance